FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$17,847	$-	$17,847
ARS	-	-	1,230	1,230
Government debentures	-	4,302	-	4,302
Government sponsored enterprises	-	13,231	-	13,231
Money markets funds	12,492	-	-	12,492
Foreign currency derivatives	-	152	-	152

Total	$12,492	$35,532	$1,230	$49,254

Liabilities:
Contingent consideration	$-	$-	$6,750	$6,750

Total	$-	$-	$6,750	$6,750

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Corporate debentures	$-	$31,510	$-	$31,510
ARS	-	-	1,313	1,313
Government debentures	-	23,144	-	23,144
Government sponsored enterprises	-	7,011	-	7,011
Money markets funds	23,075	-	-	23,075
Foreign currency derivatives	-	1,100	-	1,100

Total	$23,075	$62,765	$1,313	$87,153

Liabilities:
Contingent consideration	$-	$-	$2,535	$2,535

Total	$-	$-	$2,535	$2,535

Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis

	December 31,
	2012	2011

Balance at the beginning of the year	$1,313	$6,417
Changes in realized and unrealized gains and losses included in earnings	5	246
Sales (*)	(100)	(5,350)
Changes in unrealized gains included in Other comprehensive income	12	-

Balance at the end of the year	$1,230	$1,313

(*)
During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5. During 2011, the Company sold ARS with par value of $5,350 for a total consideration of $5,350, which reflects a gain of $42 over the carrying amount.

Schedule Of Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis
	December 31,
	2012	2011

Fair value at the beginning of the year	$2,535	$11,365
Acquisition date fair value of contingent consideration related to additional investment in RBT (see note 1b5)	6,125	-
Changes in the fair value of contingent consideration, net (*)	(1,910)	(8,830)

Fair value at the end of the year	$6,750	$2,535

(*)
The fair value of the contingent consideration related to the acquisition of Primaeva was $0 for both years ended December 31, 2012 and 2011. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until December 31, 2012 and the Company will be required to pay the contingent consideration. The Company recorded in 2011, due to changes in fair value, an income in the amount of $8,956 in the statements of operations under "other expenses (income), net". On December 31, 2012, the revenues milestone was not achieved and no payments to Primaeva's former shareholders were due.

The fair value of the contingent consideration related to the acquisition of THB was approximately $0 and $2,535 for the years ended December 31, 2012 and 2011, respectively. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until May 31, 2013 and the Company will be required to pay the contingent consideration.   The Company recorded in 2012 and 2011, due to changes in fair value, an income in the amount of $2,535 and expenses of $126, respectively, in the statements of operations under other expenses (income), net.

The fair value of the contingent consideration related to the additional investment in RBT was $6,750 as of December 31, 2012. The Company recorded in 2012 due to changes in fair value, expenses of $625 in the statements of operations under other expenses (income), net.